UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Annual report Delaware Mid Cap Value Fund October 31, 2012 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Statement of net assets	11
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	28
Report of independent registered
public accounting firm	38
Other Fund information	39
Board of trustees/directors and
officers addendum	44
About the organization	54

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Mid Cap Value Fund	November 6, 2012

Performance preview (for the year ended October 31, 2012)
Delaware Mid Cap Value Fund (Class A shares)	1-year return	+8.47%
Russell Midcap® Value Index (benchmark)	1-year return	+14.99%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Mid Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Domestic stocks generated solid returns during the Fund’s fiscal year ended Oct. 31, 2012, bolstered by highly accommodative and transparent monetary policy, and by hints of economic progress in the United States. The European Central Bank’s (ECB’s) willingness to serve as a lender of last resort further boosted global risk appetite.

As the Fund’s fiscal year began, however, global stock prices were trending lower amid a resurgence of fears that the 17-country euro zone was close to breaking apart. Those concerns receded in December 2011 after the ECB launched the first of two longer-term funding operations designed to relieve stresses on the region’s troubled banks and fiscally challenged governments. With the risk of a European meltdown off the table, stocks rallied until early spring 2012, when it became apparent that the U.S. economy was decelerating and that China was having difficulty rekindling growth without inflating a credit bubble.

Conversely, by early summer 2012, the bearish consensus on global growth was transformed into a bullish outlook for stocks apparently due to investor expectations of additional monetary support. These expectations proved correct. In July 2012, ECB president Mario Draghi pledged to do “whatever it takes” to preserve monetary union. U.S. Federal Reserve Chairman Ben Bernanke subsequently announced a third,

     Equity markets generally performed well during the Fund’s fiscal year as:
  The ECB intervened to keep the euro zone together

  The Fed extended its loose monetary policy

  Corporate profits and cash flow remained resilient

Portfolio management review
Delaware Mid Cap Value Fund

open-ended round of quantitative easing tied to unambiguous progress in the U.S. labor market. The Fed also promised to keep benchmark interest rates at virtually zero until at least mid-2015. The Fed’s massive injection of liquidity seemed to float many corporate boats, with correlations between securities, sectors, and styles reaching unusually high levels.

Fund performance

For the fiscal year ended Oct. 31, 2012, Delaware Mid Cap Value Fund returned +8.47% at net asset value and +2.19% at maximum offer price (both figures represent Class A shares with all distributions reinvested). For the same period, the Russell Midcap Value Index returned +14.99%. Complete annualized performance for Delaware Mid Cap Value Fund is shown in the table on page 4.

Stock selection in the real estate investment trust (REIT) sector detracted from the Fund’s relative performance. In our view, valuations in this sector appeared stretched, though demand for REIT shares remained strong because of a lack of attractive income-producing alternatives. Sub-par stock picking in the exploration and production segment of the energy sector also detracted from the Fund’s relative performance.

Meanwhile, stock selection in consumer services contributed to relative performance during its fiscal year. Many stocks in this sector continued to generate large amounts of free cash flow, some of which was used for share buybacks or dividend increases. The Fund gained from retaining an exposure to housing stocks, despite a strong rally in the sector. After a long bottoming process, domestic housing began to show signs of life in the early spring, and house prices have continued to rise steadily —although not briskly — in subsequent months. Given our view that housing stocks still have upside potential, we declined to trim exposure to the sector as of the end of the Fund‘s fiscal year.

On the downside, the Fund’s position in Newfield Exploration detracted from relative performance. For several years, company management has tried to achieve a more balanced mix of production between natural gas and oil; while that goal is close to being met, expenses have been higher than expected, thus cutting into earnings. Then, late in the Fund’s fiscal year, it was disclosed that because of a production-sharing agreement related to Newfield’s overseas operations, the company may experience little, if any, production growth in 2013, despite having met its 2012 quota. The Fund continued to own the stock at the end of the Fund’s fiscal year. We believe the stock represents an attractive value at its current valuation and price.

The Fund’s holdings in iron ore and coal producer Cliffs Natural Resources also hurt relative performance. Though the company is generally profitable, management used its abundant free cash flow to raise the dividend to nearly 7%, a move that backfired when an economic slowdown in China depressed demand for coal and iron ore. As of this writing, the Fund still owns what has become a high-beta stock (that is, a stock that exhibits higher volatility in relation to the market as a whole) trading at a low earnings multiple.

Finally, the Fund’s position in Big Lots detracted from relative performance as well. A Fortune 500 company based in Columbus, Ohio, Big Lots sells closeout and overstock merchandise at discount prices through more than 1,400 retail establishments nationwide. While earnings and cash flow generation remain strong, investors twice punished the stock after same-store sales growth fell only slightly short of consensus. A purported sale of Big Lots also failed to materialize. Still, we view the company’s internally-financed share buyback program as a positive, and we continued to hold the stock as of the end of the Fund’s fiscal year.

Among other individual holdings, the Fund gained from its holdings in clothing retailer Gap. Company management has been aggressive in buying back shares at attractive prices. In addition, the company’s same-store sales consistently beat expectations, helping the stock price roughly double in value during the Fund’s fiscal year.

The Fund’s position in Solutia also generated strong outperformance, especially when Eastman Chemical acquired the St. Louis-based specialty chemical company in January 2012 for $3.4 billion. Notably, Solutia was the Fund’s only holding that was a takeover target. In retrospect, the pace of mergers and acquisitions (M&A) has been significantly slower than we had anticipated at the beginning of the fiscal year. The subdued pace of M&A activity is especially surprising given the lack of return on cash assets due to low interest rates. The Fund also gained from its holdings in D.R. Horton, a large homebuilder that benefited from the recovery in house prices and construction activity nationwide. We continue to hold the stock as of Oct. 31, 2012 despite its notable 90% rise in price during the Fund’s fiscal year.

At the end of its fiscal year, we believe the Fund was positioned for modest economic growth. This included a focus on companies that seemed to exhibit characteristics we have long preferred such as solid balance sheets and strong free cash flow, with shares trading at a reasonable valuation.

Performance summary
Delaware Mid Cap Value Fund	October 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through October 31, 2012
Lifetime
(if less than
	1 year	3 years	10 years)
Class A (Est. Feb. 1, 2008)
Excluding sales charge	+8.47%	+12.37%	+2.73%
Including sales charge	+2.19%	+10.19%	+1.46%
Class C (Est. July 31, 2008)
Excluding sales charge	+7.61%	+11.50%	+3.03%
Including sales charge	+6.61%	+11.50%	+3.03%
Class R (Est. July 31, 2008)
Excluding sales charge	+8.19%	+12.19%	+3.66%
Including sales charge	+8.19%	+12.19%	+3.66%
Institutional Class (Est. Feb. 1, 2008)
Excluding sales charge	+8.73%	+12.65%	+2.96%
Including sales charge	+8.73%	+12.65%	+2.96%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed in the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Feb. 28, 2012, through Feb. 28, 2013.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Feb. 28, 2012, through Feb. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.00% of the Fund’s average daily net assets from Feb. 28, 2012, through Feb. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.29%	2.99%	2.59%	1.99%
(without fee waivers)
Net expenses	1.25%	2.00%	1.50%	1.00%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Mid Cap Value Fund

Performance of a $10,000 investment1
Average annual total returns from Feb. 1, 2008 (Fund’s inception) through Oct. 31, 2012

For period beginning Feb. 1, 2008, through Oct. 31, 2012	Starting value	Ending value
Russell Midcap Value Index	$10,000	$11,885
Delaware Mid Cap Value Fund — Class A shares	$9,425	$10,712

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Feb. 1, 2008, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell Midcap Value Index as of Feb. 1, 2008. The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLMAX	246093868
Class C	DLMCX	246093850
Class R	DLMRX	246093843
Institutional Class	DLMIX	246093835

Disclosure of Fund expenses
For the six-month period from May 1, 2012 to October 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2012 to October 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/12	10/31/12	Expense Ratio	5/1/12 to 10/31/12*
Actual Fund return†
Class A	$1,000.00	$964.50	1.25%	$6.17
Class C	1,000.00	960.90	2.00%	9.86
Class R	1,000.00	963.50	1.50%	7.40
Institutional Class	1,000.00	965.60	1.00%	4.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.25%	$6.34
Class C	1,000.00	1,015.08	2.00%	10.13
Class R	1,000.00	1,017.60	1.50%	7.61
Institutional Class	1,000.00	1,020.11	1.00%	5.08

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and top 10 equity holdings
Delaware Mid Cap Value Fund	As of October 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.68%
Basic Industry	10.41%
Business Services	1.30%
Capital Spending	7.82%
Consumer Cyclical	4.11%
Consumer Services	9.78%
Consumer Staples	4.24%
Energy	10.50%
Financial Services	20.82%
Healthcare	6.46%
Real Estate	3.64%
Technology	10.62%
Transportation	2.56%
Utilities	4.42%
Short-Term Investments	4.10%
Total Value of Securities	100.78%
Liabilities Net of Receivables and Other Assets	(0.78%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Ensco Class A	2.66%
Cytec Industries	2.40%
Whiting Petroleum	2.23%
Berkley (W.R.)	2.04%
Comerica	1.98%
Validus Holdings	1.82%
American Financial Group	1.77%
East West Bancorp	1.73%
Torchmark	1.68%
Synopsys	1.67%

Statement of net assets
Delaware Mid Cap Value Fund	October 31, 2012

	Number of shares	Value
Common Stock – 96.68%
Basic Industry – 10.41%
Albemarle	5,300	$292,083
Celanese Series A	8,200	311,518
Cliffs Natural Resources	4,700	170,469
Cytec Industries	6,500	447,330
FMC	5,200	278,304
† Grace (W.R.)	3,600	230,976
† Owens-Illinois	7,000	136,430
Walter Energy	2,200	76,912
		1,944,022
Business Services – 1.30%
Brink’s	3,900	102,609
Manpower	3,700	140,378
		242,987
Capital Spending – 7.82%
Cummins	2,700	252,666
Eaton	3,800	179,436
Gardner Denver	3,600	249,588
KBR	8,800	245,168
Regal Beloit	4,500	293,310
† United Rentals	5,900	239,894
		1,460,062
Consumer Cyclical – 4.11%
† Borg Warner	2,700	177,714
Horton (D.R.)	10,100	211,696
Johnson Controls	6,300	162,225
Newell Rubbermaid	10,500	216,720
		768,355
Consumer Services – 9.78%
American Eagle Outfitters	8,900	185,743
† Big Lots	5,800	168,954
Gap	4,100	146,452
Hasbro	4,900	176,351
Macy’s	7,000	266,490
Meredith	3,900	130,533
PETsMART	1,400	92,946
Staples	16,400	188,846
Starwood Hotels & Resorts Worldwide	1,800	93,330

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Tiffany	2,000	$126,440
	VF	1,600	250,368
			1,826,453
Consumer Staples – 4.24%
	Beam	2,700	150,012
	Dr Pepper Snapple Group	5,700	244,245
	Reynolds American	6,600	274,824
	Tyson Foods Class A	7,300	122,713
			791,794
Energy – 10.50%
	Ensco Class A	8,600	497,252
†	Forest Oil	11,500	87,170
	Helmerich & Payne	5,400	258,120
†	Newfield Exploration	10,200	276,624
	Questar	4,100	82,984
†	Rowan	5,600	177,576
	Tesoro	3,600	135,756
†	Whiting Petroleum	9,900	415,998
†	WPX Energy	1,700	28,798
			1,960,278
Financial Services – 20.82%
	American Financial Group	8,500	329,800
	Associated Ban-Corp	9,600	123,744
	Bank of Hawaii	5,200	229,632
	Berkley (W.R.)	9,800	381,122
	Comerica	12,400	369,644
	East West Bancorp	15,200	323,608
	First Horizon National	15,795	147,051
	Hancock Holding	9,600	303,264
	HCC Insurance Holdings	7,600	270,864
	Loews	1,900	80,332
	Northern Trust	2,000	95,560
	Raymond James Financial	5,200	198,328
	Reinsurance Group of America	4,500	238,140
	Torchmark	6,200	313,658
	Validus Holdings	9,479	339,348
	Zions Bancorporation	6,700	143,849
			3,887,944

		Number of shares	Value
Common Stock (continued)
Healthcare – 6.46%
	Becton, Dickinson	2,200	$166,496
	McKesson	3,200	298,592
	Service Corp. International	18,200	255,528
	Universal Health Services Class B	5,100	211,089
†	Watson Pharmaceuticals	3,200	275,040
			1,206,745
Real Estate – 3.64%
	Boston Properties	1,600	170,080
	Brandywine Realty Trust	11,600	134,560
	Highwoods Properties	8,400	270,900
	Kimco Realty	5,300	103,456
			678,996
Technology – 10.62%
†	Adobe Systems	5,000	170,000
	Agilent Technologies	6,100	219,539
	Alliant Techsystems	3,000	171,870
†	Avnet	9,400	269,310
†	Compuware	23,100	200,046
†	Fiserv	3,200	239,808
	Marvell Technology Group	14,000	110,460
†	Synopsys	9,700	312,340
†	Teradyne	9,000	131,580
	Thermo Fisher Scientific	2,600	158,756
			1,983,709
Transportation – 2.56%
	Canadian National Railway	3,500	302,330
	CSX	8,600	176,042
			478,372
Utilities – 4.42%
	Edison International	5,000	234,700
	PPL	5,500	162,690
	Public Service Enterprise Group	5,900	189,036
	Wisconsin Energy	6,200	238,514
			824,940
Total Common Stock (cost $16,019,110)			18,054,657

Statement of net assets
Delaware Mid Cap Value Fund

	Principal amount	Value
Short-Term Investments – 4.10%
≠Discount Note – 0.22%
Federal Home Loan Bank 0.095% 11/28/12	$40,983	$40,981
		40,981
Repurchase Agreements – 3.27%
Bank of America 0.24%, dated 10/31/12, to be
repurchased on 11/1/12, repurchase price
$236,756 (collateralized by U.S. government
obligations 0.00%-1.25% 1/10/13-8/31/16;
market value $241,489)	236,754	236,754
BNP Paribas 0.28%, dated 10/31/12, to be
repurchased on 11/1/12, repurchase price
$374,250 (collateralized by U.S. government
obligations 0.00-2.00% 1/24/13-4/15/16;
market value $381,732)	374,247	374,247
		611,001
≠U.S. Treasury Obligation – 0.61%
U.S. Treasury Bill 0.05%	114,647	114,644
		114,644
Total Short-Term Investments (cost $766,623)		766,626

Total Value of Securities – 100.78%
(cost $16,785,733)		18,821,283
Liabilities Net of Receivables and
Other Assets – (0.78%)		(146,485)
Net Assets Applicable to 1,959,131
Shares Outstanding – 100.00%		$18,674,798

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($1,778,387 / 186,863 Shares)		$9.52
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($287,153 / 30,789 Shares)		$9.33
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($15,887 / 1,671 Shares)		$9.51
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($16,593,371 / 1,739,808 Shares)		$9.54

Components of Net Assets at October 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$16,062,736
Undistributed net investment income	80,248
Accumulated net realized gain	496,264
Net unrealized appreciation of investments	2,035,550
Total net assets	$18,674,798

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$9.52
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.10

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Year Ended October 31, 2012

Investment Income:
Dividends	$293,639
Interest	924
Foreign tax withheld	(731)
293,832

Expenses:
Management fees	133,280
Registration fees	58,011
Dividend disbursing and transfer agent fees and expenses	49,527
Legal fees	21,896
Reports and statements to shareholders	19,754
Audit and tax	11,666
Dues and services	8,665
Accounting and administration expenses	6,947
Distribution expenses – Class A	4,359
Distribution expenses – Class C	2,368
Distribution expenses – Class R	99
Pricing fees	2,595
Trustees’ fees	825
Custodian fees	419
Insurance fees	386
Consulting fees	167
Trustees’ expenses	53
321,017
Less fees waived	(136,569)
Less waived distribution expenses – Class A	(727)
Less waived distribution expenses – Class R	(17)
Less expense paid indirectly	(8)
Total operating expenses	183,696
Net Investment Income	110,136

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$626,467
Foreign currencies	23
Foreign currency exchange contracts	(16)
Net realized gain	626,474
Net change in unrealized appreciation (depreciation) of:
Investments	629,166
Foreign currencies	14
Net change in unrealized appreciation (depreciation)	629,180
Net Realized and Unrealized Gain	1,255,654

Net Increase in Net Assets Resulting from Operations	$1,365,790

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Year Ended
	10/31/12	10/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$110,136	$55,871
Net realized gain	626,474	685,797
Net change in unrealized appreciation (depreciation)	629,180	(380,151)
Net increase in net assets resulting from operations	1,365,790	361,517

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,320)	(2,069)
Institutional Class	(59,287)	(62,961)
	(60,607)	(65,030)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,174,061	906,323
Class C	120,764	222,474
Class R	6,084	20,662
Institutional Class	3,534,744	4,181,468

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,222	1,929
Institutional Class	59,256	62,961
	4,896,131	5,395,817

	Year Ended
	10/31/12	10/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(388,567)	$(569,611)
Class C	(51,759)	(129,910)
Class R	(10,335)	(86)
Institutional Class	(2,826,400)	(2,874,682)
	(3,277,061)	(3,574,289)
Increase in net assets derived from
capital share transactions	1,619,070	1,821,528
Net Increase in Net Assets	2,924,253	2,118,015

Net Assets:
Beginning of year	15,750,545	13,632,530
End of year (including distributions in excess of net
investment income of $80,248 and $30,712, respectively)	$18,674,798	$15,750,545

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

				2/1/08[1]
Year Ended				to
10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
$8.790	$8.480	$6.770	$5.920	$8.500

0.038	0.011	0.023	0.051	0.009
0.705	0.319	1.726	0.830	(2.589)
0.743	0.330	1.749	0.881	(2.580)

(0.013)	(0.020)	(0.039)	(0.031)	—
(0.013)	(0.020)	(0.039)	(0.031)	—

$9.520	$8.790	$8.480	$6.770	$5.920

8.47%	3.88%	25.92%	15.02%	(30.35% )

$1,779	$892	$567	$298	$70
1.25%	1.25%	1.25%	1.25%	1.08%

2.07%	2.29%	2.60%	2.96%	3.75%
0.40%	0.12%	0.30%	0.88%	0.54%

(0.42% )	(0.92% )	(1.05% )	(0.83% )	(2.13% )
12%	19%	17%	23%	19%

Financial highlights
Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

							7/31/08[1]
Year Ended							to
10/31/12		10/31/11		10/31/10		10/31/09	10/31/08
$8.670		$8.410		$6.730		$5.910	$8.230

(0.032)		(0.058)		(0.035)		0.005	(0.028)
0.692		0.318		1.715		0.823	(2.292)
0.660		0.260		1.680		0.828	(2.320)

—		—		—		(0.008)	—
0.000		0.000		—		(0.008)	—

$9.330		$8.670		$8.410		$6.730	$5.910

7.61%		3.09%		24.96%		14.04%	(28.19% )

$287		$205		$119		$70	$1
2.00%		2.00%		2.00%		2.00%	2.00%

2.77%		2.99%		3.30%		3.66%	4.08%
(0.35%	)	(0.63%	)	(0.45%	)	0.13%	(0.59% )

(1.12%	)	(1.62%	)	(1.75%	)	(1.53% )	(2.67% )
12%		19%		17%		23%	19% [4]

[4] Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

					7/31/08[1]
Year Ended					to
10/31/12		10/31/11	10/31/10	10/31/09	10/31/08
$8.790		$8.500	$6.760	$5.920	$8.230

0.014		(0.012)	0.005	0.037	(0.005)
0.706		0.306	1.759	0.828	(2.305)
0.720		0.294	1.764	0.865	(2.310)

—		(0.004)	(0.024)	(0.025)	—
—		(0.004)	(0.024)	(0.025)	—

$9.510		$8.790	$8.500	$6.760	$5.920

8.19%		3.46%	26.15%	14.72%	(28.07% )

$16		$19	$— [4]	$— [4]	$— [4]
1.50%		1.50%	1.50%	1.50%	1.50%

2.37%		2.59%	2.90%	3.26%	3.87%
0.15%		(0.13% )	0.05%	0.63%	(0.09% )

(0.72%	)	(1.22% )	(1.35% )	(1.13% )	(2.27% )
12%		19%	17%	23%	19% [5]

[4] Net assets are less than $500.
[5] Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

				2/1/08[1]
Year Ended				to
10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
$8.810	$8.500	$6.780	$5.920	$8.500

0.061	0.034	0.042	0.066	0.034
0.705	0.317	1.733	0.832	(2.614)
0.766	0.351	1.775	0.898	(2.580)

(0.036)	(0.041)	(0.055)	(0.038)	—
(0.036)	(0.041)	(0.055)	(0.038)	—

$9.540	$8.810	$8.500	$6.780	$5.920

8.73%	4.10%	26.31%	15.34%	(30.35% )

$16,593	$14,635	$12,497	$9,035	$9,085
1.00%	1.00%	1.00%	1.00%	1.00%

1.77%	1.99%	2.30%	2.66%	3.50%
0.65%	0.37%	0.55%	1.13%	0.62%

(0.12% )	(0.62% )	(0.75% )	(0.53% )	(1.88% )
12%	19%	17%	23%	19%

Notes to financial statements
Delaware Mid Cap Value Fund	October 31, 2012

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on October 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended October 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended October 31, 2012, the Fund earned $8 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.00% of average daily net assets of the Fund through February 28, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended October 31, 2012, the Fund was charged $871 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through February 28, 2013 for Class A and Class R shares’ 12b-1 fees to 0.25% and 50% respectively, of average daily net assets.

At October 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$2,144
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	435
Distribution fees payable to DDLP	627
Other expenses payable to DMC and affiliates*	3,989

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended October 31, 2012, the Fund was charged $483 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended October 31, 2012, DDLP earned $ 1,720 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2012, DDLP received gross CDSC commissions of $ 12 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended October 31, 2012, the Fund made purchases of $3,553,946 and sales of $ 2,091,713 of investment securities other than short-term investments.

At October 31, 2012, the cost of investments for federal income tax purposes was $16,813,653. At October 31, 2012, the net unrealized appreciation was $2,007,630, of which $3,350,866 related to unrealized appreciation of investments and $1,343,236 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments (continued)

been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2012:

	Level 1	Level 2	Total
Common Stock	$18,054,657	$—	$18,054,657
Short-Term Investments	—	766,626	766,626
Total	$18,054,657	$766,626	$18,821,283

During the year ended October 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2012 and 2011 was as follows:

	Year Ended
	10/31/12	10/31/11
Ordinary income	$60,607	$65,030

5. Components of Net Assets on a Tax Basis

As of October 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$16,062,736
Undistributed ordinary income	80,248
Undistributed long-term capital gains	524,184
Unrealized appreciation	2,007,630
Net assets	$18,674,798

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2012, the Fund recorded the following reclassifications.

Undistributed net investment income	$7
Accumulated net realized gain	(7)

For federal income tax purposes, $94,152 of capital loss carryforwards from prior years was utilized in the year ended 2012.

Notes to financial statements
Delaware Mid Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/12	10/31/11
Shares sold:
Class A	126,598	96,641
Class B	12,902	23,481
Class R	657	2,127
Institutional Class	374,510	446,588

Shares issued upon reinvestment of dividends and distributions:
Class A	139	207
Institutional Class	6,764	6,741
	521,570	575,785
Shares redeemed:
Class A	(41,331)	(62,191)
Class B	(5,725)	(13,985)
Class R	(1,106)	(10)
Institutional Class	(301,990)	(315,529)
	(350,152)	(391,715)
Net increase	171,418	184,070

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of October 31, 2012 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under

Notes to financial statements
Delaware Mid Cap Value Fund

8. Securities Lending (continued)

the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

The Fund had no securities out on loan as of October 31, 2012.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of October 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Except as described in Note 7, management has determined that no material events or transactions occurred subsequent to October 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds I
and the Shareholders of Delaware Mid Cap Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Mid Cap Value Fund (constituting Delaware Group Equity Funds I, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 2009 and for all prior periods presented were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 14, 2012

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Board Consideration of Delaware Mid Cap Value Fund investment advisory agreement

At a meeting held on August 21–23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Mid Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Board Consideration of Delaware Mid Cap Value Fund investment advisory agreement (continued)

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Board Consideration of Delaware Mid Cap Value Fund investment advisory agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended October 31, 2012, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distributions* (Tax Basis)	100%
(B)	Qualifying Dividend[1]	100%

(A)	is based on a percentage of the Fund’s total distributions.
(B)	is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended October 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

For the fiscal year ended October 31, 2012, certain interest income paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended October 31, 2012, the Fund designated maximum distributions of Qualified Short-Term Capital Gain of 0.62%.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)
Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)
Private Investor	71	None
(2004–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)
Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.
Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,830 for the fiscal year ended October 31, 2012.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,900 for the fiscal year ended October 31, 2011.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended October 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,760 for the fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended October 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2011.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended October 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,867,923 and $5,228,766 for the registrant’s fiscal years ended October 31, 2012 and October 31, 2011, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS I

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 7, 2012